                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                  BBH TRUST
  BBH Money Market Fund
  BBH Tax Exempt Money Fund

             (Exact name of Registrant as specified in charter)

             140 Broadway,
             New York, NY  10005
             (Address of principal executive offices)

             Corporation Services Company,
             2711 Centerville Road, Suite 400, Wilmington,
             DE, 19808
             (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30, 2009

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
September 30, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (35.7%)
$ 25,000,000	Banco Bilbao Vizcaya Argentaria	12/22/09	0.255%	$ 25,000,853
10,000,000	Banco Bilbao Vizcaya Argentaria	12/29/09	0.570	10,001,233
23,200,000	Banco Bilbao Vizcaya Argentaria	02/11/10	1.205	23,200,425
15,000,000	Banco Bilbao Vizcaya Argentaria	03/19/10	0.905	15,000,350
15,000,000	Bank of America	10/06/09	0.350	15,000,000
20,000,000	Bank of America	10/07/09	1.100	20,000,000
20,000,000	Bank of America	01/25/10	0.600	20,000,000
20,000,000	Bank of America	02/08/10	1.220	20,000,000
50,000,000	Bank of Montreal	12/15/09	0.250	50,000,000
45,000,000	Barclays Bank, Plc.	12/15/09	0.815	45,000,000
30,000,000	Barclays Bank, Plc.	09/13/10	1.240	30,000,000
25,000,000	BNP Paribas	11/02/09	0.210	25,000,000
4,000,000	BNP Paribas	12/07/09	0.480	4,000,000
21,000,000	BNP Paribas	02/16/10	0.840	21,000,000
25,000,000	BNP Paribas	07/01/10	0.380	25,000,000
25,000,000	Citibank NA	02/18/10	0.380	25,000,000
20,000,000	Citibank NA	02/24/10	0.500	20,000,000
29,000,000	Deutsche Bank AG1	01/25/10	1.004	29,057,534
20,000,000	Deutsche Bank AG1	02/16/10	0.940	20,043,507
28,000,000	DnB NOR Bank ASA	10/29/09	0.200	28,000,000
22,600,000	DnB NOR Bank ASA	02/11/10	1.380	22,600,000
20,000,000	DnB NOR Bank ASA	06/25/10	1.130	20,000,000
25,000,000	Lloyds TSB Bank, Plc.	10/23/09	0.760	25,000,000
18,000,000	Nordea Bank Finland, Plc.	10/06/09	1.950	18,001,247
5,000,000	Nordea Bank Finland, Plc.	10/13/09	1.300	4,999,666
20,000,000	Nordea Bank Finland, Plc.	05/21/10	1.070	19,999,996
25,000,000	Nordea Bank Finland, Plc.	07/02/10	0.910	25,013,891
25,000,000	Rabobank Nederland NV	10/09/09	1.000	25,000,276
25,000,000	Rabobank Nederland NV	01/15/10	0.520	25,001,468
25,000,000	Rabobank Nederland NV	04/30/10	1.050	25,093,309
7,000,000	Royal Bank of Scotland, Plc.	11/23/09	0.570	7,000,720
18,000,000	Royal Bank of Scotland, Plc.	11/30/09	1.260	18,000,000
25,000,000	Royal Bank of Scotland, Plc.	05/11/10	1.940	25,000,000
25,000,000	Royal Bank of Scotland, Plc.	09/13/10	1.400	25,004,753
10,000,000	Societe Generale	12/07/09	0.350	10,000,557
22,500,000	Societe Generale	05/14/10	0.990	22,500,000
40,000,000	Svenska Handelsbanken, Inc.	10/22/09	0.300	40,000,233
20,000,000	Toronto Dominion Bank	11/13/09	1.630	20,003,065
30,000,000	Toronto Dominion Bank	01/12/10	0.600	30,006,842
10,000,000	UBS AG	10/08/09	0.600	10,000,000
8,000,000	UBS AG	10/16/09	1.765	8,000,017
9,000,000	UBS AG	11/12/09	0.755	9,000,049
25,000,000	UBS AG	04/13/10	1.410	25,001,333
25,000,000	UBS AG	05/24/10	1.975	25,000,800
	Total Certificates of Deposit			955,532,124

	COMMERCIAL PAPER (22.4%)
43,000,000	Brown-Forman Corp.2	12/23/09	0.349	42,965,417
20,549,000	Chicago, Illinois3	10/06/09	2.004	20,543,435
5,253,000	City of Dallas, Texas	11/17/09	0.350	5,253,000
50,000,000	Coca-Cola Co.3	10/07/09	0.210	49,998,250
58,000,000	ConocoPhillips Co.3	10/05/09	0.140	57,999,098

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL PAPER (continued)
$ 25,000,000	Danske Corp.3	10/20/09	0.220%	$ 24,997,097
50,000,000	Danske Corp.3	10/27/09	0.220	49,992,055
10,000,000	De Kalb County, Georgia Development Authority	01/12/10	1.000	10,000,000
9,700,000	ING (US) Funding LLC3	10/21/09	0.200	9,698,922
25,000,000	ING (US) Funding LLC3	11/05/09	0.280	24,993,195
40,000,000	ING (US) Funding LLC3	01/27/10	0.401	39,947,556
16,588,000	Johns Hopkins University	11/19/09	0.350	16,588,000
14,200,000	Johns Hopkins University	12/03/09	0.250	14,200,000
30,000,000	National Australia Funding Delaware, Inc.3	11/12/09	0.260	29,990,900
25,000,000	National Australia Funding Delaware, Inc.3	12/14/09	0.200	24,989,722
15,994,000	Nebraska State Public Power District3	12/04/09	0.508	15,979,783
15,000,000	Northwestern University3	10/14/09	0.400	14,997,833
25,000,000	Societe Generale North America, Inc.3	10/06/09	0.330	24,998,854
20,000,000	Societe Generale North America, Inc.3	01/04/10	0.531	19,972,028
12,500,000	Southern Co.3	10/05/09	0.180	12,499,750
13,000,000	Southern Co.3	10/15/09	0.180	12,999,090
30,405,000	Tennessee State School Bond Association	12/08/09	0.330	30,405,000
23,000,000	University of California3	10/07/09	0.254	22,999,042
22,560,000	University of California3	11/19/09	0.250	22,552,323
	Total Commercial Paper			599,560,350

	CORPORATE BONDS (4.8%)
15,000,000	American Express Bank1	12/10/10	1.099	15,136,047
1,000,000	Berkshire Hathaway Finance Corp.	01/15/10	4.125	1,009,823
7,200,000	ConocoPhillips Co.	05/25/10	8.750	7,572,325
4,500,000	E.I. Du Pont de Nemours & Co.	10/15/09	6.875	4,510,732
11,945,000	Electronic Data Systems LLC	10/15/09	7.125	11,976,698
7,000,000	General Dynamics Corp.	08/15/10	4.500	7,234,316
30,000,000	General Electric Capital Corp.1	12/09/10	0.939	30,244,817
17,000,000	Hewlett-Packard Co.1	06/15/10	0.359	17,016,225
10,000,000	Oracle Corp.1	05/14/10	0.510	10,010,432
14,500,000	Praxair, Inc.1	05/26/10	0.477	14,500,000
8,250,000	Walt Disney Co.1	07/16/10	0.583	8,259,476
	Total Corporate Bonds			127,470,891

	MUNICIPAL BONDS (14.0%)
1,700,000	Buncombe County, North Carolina1	10/01/09	0.540	1,700,000
2,000,000	Buncombe County, North Carolina1	10/01/09	0.540	2,000,000
2,000,000	Buncombe County, North Carolina1	10/01/09	0.540	2,000,000
2,000,000	Buncombe County, North Carolina1	10/01/09	0.540	2,000,000
6,000,000	Charleston, South Carolina, Waterworks & Sewer1	10/01/09	0.370	6,000,000
2,000,000	Charlotte, North Carolina1	10/01/09	0.370	2,000,000
9,290,000	Charlotte, North Carolina1	10/01/09	0.370	9,290,000
3,600,000	Chattanooga, Tennessee, Health Educational & Housing Facility Board1	10/07/09	0.350	3,600,000
7,800,000	Chicago, Illinois1	10/01/09	0.270	7,800,000
11,650,000	Chicago, Illinois, Board of Education1	10/01/09	0.270	11,650,000
1,600,000	Colorado Springs, Colorado1	10/01/09	0.280	1,600,000
10,000,000	Columbia, Alabama, Industrial Development Board Pollution Control1	10/01/09	0.270	10,000,000

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 2,500,000	Delaware State Economic Development Authority1	10/01/09	0.370%	$ 2,500,000
5,000,000	Delaware State Economic Development Authority1	10/01/09	0.370	5,000,000
5,000,000	Georgia State Municipal Electric Authority	06/21/10	2.250	5,012,372
3,500,000	Guilford County, North Carolina1	10/01/09	0.370	3,500,000
17,300,000	Harris County, Texas, Health Facilities Development Corp.1	10/01/09	0.300	17,300,000
2,745,000	Houston, Texas, Higher Education Finance Corp.1	10/07/09	0.270	2,745,000
3,748,000	Illinois State Finance Authority1	10/01/09	0.300	3,748,000
9,915,000	Illinois State Finance Authority1	10/01/09	0.300	9,915,000
14,410,000	Kansas State Department of Transportation & Highway1	10/07/09	0.270	14,410,000
16,940,000	Massachusetts State Health & Educational Facilities Authority1	10/01/09	0.300	16,940,000
4,200,000	Mecklenburg County, North Carolina1	10/01/09	0.340	4,200,000
12,000,000	Missouri State Development Finance Board1	10/01/09	0.300	12,000,000
21,100,000	Missouri State Health & Educational Facilities Authority1	10/01/09	0.330	21,099,932
10,000,000	Missouri State Health & Educational Facilities Authority1	10/07/09	0.340	10,000,000
12,290,000	New Hampshire State Health & Education Facilities Authority1	10/01/09	0.280	12,290,000
3,900,000	New Jersey State Educational Facilities Authority1	10/07/09	0.270	3,900,000
8,785,000	Newport Mesa, California, Unified School District	01/07/10	2.000	8,793,657
5,000,000	North Carolina State Capital Facilities Finance Agency1	10/01/09	0.250	5,000,000
6,400,000	North Carolina State Medical Care Commission1	10/01/09	0.270	6,400,000
2,500,000	Northampton County, Pennsylvania, Higher Education Authority1	10/01/09	0.350	2,500,000
21,900,000	Oklahoma State Turnpike Authority1	10/01/09	0.300	21,900,000
2,600,000	Pennsylvania State Turnpike Commission1	10/01/09	0.350	2,600,000
21,140,000	Pennsylvania State Turnpike Commission1	10/01/09	0.380	21,140,000
7,900,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority1	10/01/09	0.270	7,900,000
13,200,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority1	10/01/09	0.270	13,200,000
3,500,000	Raleigh, North Carolina1	10/07/09	0.290	3,500,000
4,500,000	Raleigh, North Carolina1	10/07/09	0.290	4,500,000
10,000,000	Raleigh, North Carolina1	10/07/09	0.320	10,000,000
20,000,000	San Diego County, California, Regional Transportation Commission1	10/01/09	0.300	20,000,000
2,870,000	Shaler Area, Pennsylvania, School District1	10/01/09	0.540	2,870,000
4,390,000	Tempe, Arizona1	10/07/09	0.320	4,390,000
6,600,000	Union County, North Carolina1	10/01/09	0.340	6,600,000
6,900,000	Union County, North Carolina1	10/07/09	0.350	6,900,000

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 10,000,000	Virginia State College Building Authority, Educational Facilities1	10/01/09	0.320%	$ 10,000,000
11,700,000	Washington State Health Care Facilities Authority1	10/01/09	0.320	11,700,000
	Total Municipal Bonds			374,093,961

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.5%)
12,000,000	Federal Home Loan Bank1	10/02/09	0.575	12,000,118
	Total U.S. Government Agency Obligations			12,000,118

	TIME DEPOSITS (15.1%)
75,000,000	Allied Irish Banks, Plc.	10/01/09	0.220	75,000,000
75,000,000	Bank of Ireland	10/01/09	0.250	75,000,000
75,000,000	Bank of Scotland, Plc.	10/01/09	0.070	75,000,000
75,000,000	Commerzbank AG	10/01/09	0.040	75,000,000
105,000,000	HSBC Bank	10/01/09	0.063	105,000,000
	Total Time Deposits			405,000,000

	REPURCHASE AGREEMENTS (6.2%)
50,000,000	BNP Paribas (Agreement dated 09/30/09 collateralized by FMAC 4.500%-7.000%, due 06/01/20-10/01/38, value $12,240,183; FNMA 4.000%-8.000%, due 08/01/13-08/01/39, value $38,292,215 and GNMA 5.500%, due 08/15/38, value $467,602)	10/01/09	0.050	50,000,000
15,000,000	Deutsche Bank (Agreement dated 09/30/09 collateralized by FMAC 7.000%, due 01/01/36, value $1,000,846 and FNMA 5.500%-7.000%, due 12/1/21-12/01/38, value $14,299,154)	10/01/09	0.080	15,000,000
50,000,000	Royal Bank of Canada (Agreement dated 09/30/09 collateralized by FMAC 5.500%, due 08/01/38, value $21,022,899; FNMA 0.000%, due 04/28/15, value $16,841,025 and GNMA 5.000%, due 08/15/38, value $13,136,077)	10/01/09	0.060	50,000,000
50,000,000	Societe Generale (Agreement dated 09/30/09 collateralized by FNMA 4.500%-6.000%, due 05/01/19-03/01/36, value $51,000,000)	10/01/09	0.050	50,000,000
	Total Repurchase Agreements			165,000,000

				Value
TOTAL INVESTMENTS AT AMORTIZED COST			98.7%	$ 2,638,657,444
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.3	35,442,079
NET ASSETS			100.0%	$ 2,674,099,523

_____________

1
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date).
The yield shown represents the September 30, 2009 coupon or interest rate.

2	Coupon represents a weighted average rate.
3	Coupon represents a yield to maturity.

Abbreviations:
FMAC	—	Federal Mortgage Association of Canada
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 820, Fair Value Measurements and Disclosures ("ASC 820"), effective July 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  —Level 1 – quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 9/30/2009
Certificates of Deposit	-	$955,532,124	-	$ 955,532,124
Commercial Paper	-	599,560,350	-	599,560,350
Corporate Bonds	-	127,470,891	-	127,470,891
Municipal Bonds	-	374,093,961	-	374,093,961
U.S. Government Agency Obligations	-	12,000,118	-	12,000,118
Time Deposits	-	405,000,000	-	405,000,000
Repurchase Agreements	-	165,000,000	-	165,000,000
Total	-	$ 2,638,657,444	-	$ 2,638,657,444

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc. Date of first use: 11/09

BBH TAX EXEMPT MONEY FUND

PORTFOLIO OF INVESTMETS
September 30, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (58.7%)
	CERTIFICATES OF PARTICIPATION (1.5%)
$ 900,000	Mecklenburg County, North Carolina1	10/01/09	0.340%	$ 900,000
	Total Certificates of Participation			900,000

	EDUCATION (11.4%)
1,000,000	Massachusetts State Health & Educational Facilities Authority1	10/01/09	0.250	1,000,000
1,000,000	Massachusetts State Health & Educational Facilities Authority1	10/01/09	0.350	1,000,000
1,000,000	North Carolina Capital Facilities Finance Agency1	10/01/09	0.240	1,000,000
750,000	State of Ohio	12/01/09	5.500	756,083
1,000,000	Ohio State University1	10/07/09	0.300	1,000,000
200,000	South Carolina Educational Facilities Authority1	10/01/09	0.320	200,000
700,000	University of Texas1	10/07/09	0.230	700,000
1,000,000	Washington County, Pennsylvania1	10/01/09	0.300	1,000,000
	Total Education			6,656,083

	GENERAL OBLIGATIONS (16.4%)
600,000	Alexandria, Virginia	01/01/10	5.000	606,741
1,000,000	Buncombe County, North Carolina1	10/01/09	0.540	1,000,000
1,000,000	Chicago, Illinois1	10/01/09	0.250	1,000,000
1,000,000	Forsyth County, North Carolina1	10/01/09	0.390	1,000,000
1,000,000	Guilford County, North Carolina1	10/07/09	0.310	1,000,000
1,000,000	Illinois Finance Authority1	10/01/09	0.400	1,000,000
1,000,000	Mecklenburg County, North Carolina1	10/07/09	0.290	1,000,000
1,000,000	New York, New York1	10/07/09	0.240	1,000,000
1,000,000	State of Ohio1	10/07/09	0.230	1,000,000
1,000,000	Union County, North Carolina1	10/01/09	0.340	1,000,000
	Total General Obligations			9,606,741

	GOVERNMENT COLLATERAL (13.7%)
1,500,000	State of California	10/01/09	5.875	1,515,000
900,000	State of Illinois	01/01/10	6.000	912,101
905,000	Lowell, Massachusetts	02/15/10	5.550	930,716
780,000	Lowell, Massachusetts	02/15/10	5.800	802,889
600,000	New Hampshire State Municipal Bond Bank	01/15/10	5.500	614,538
1,840,000	North Carolina State Medical Care Commission	11/01/09	7.625	1,886,553
800,000	North East, Texas, Independent School District	02/01/10	6.000	814,368

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	GOVERNMENT COLLATERAL (continued)
$ 575,000	State of Washington	01/01/10	6.000%	$ 582,814
	Total Government Collateral			8,058,979

	HEALTH CARE (7.0%)
1,000,000	California Statewide Communities Development Authority1	10/07/09	0.280	1,000,000
1,025,000	Harris County, Texas, Health Facilities Development Corp.1	10/01/09	0.300	1,025,000
1,000,000	Michigan State Hospital Finance Authority1	10/01/09	0.300	1,000,000
1,100,000	New York State Dormitory Authority1	10/01/09	0.300	1,100,000
	Total Health Care			4,125,000

	INDUSTRIAL (2.6%)
500,000	Loudoun County, Virginia, Industrial Development Authority1	10/07/09	0.240	500,000
1,000,000	Uinta County, Wyoming, Pollution Control1	10/01/09	0.350	1,000,000
	Total Industrial			1,500,000

	TRANSPORTATION (2.7%)
1,600,000	Los Angeles County, California, Metropolitan Transportation Authority1	10/01/09	0.300	1,600,000
	Total Transportation			1,600,000

	WATER/SEWER (3.4%)
2,000,000	California State Department of Water Resources1	10/01/09	0.400	2,000,000
	Total Water/Sewer			2,000,000
	Total Municipal Bonds			34,446,803

	CERTIFICATES OF DEPOSIT (13.6%)
2,000,000	DnB NorBank ASA	07/23/10	0.900	2,000,000
2,000,000	Nordea Bank Finland, Plc.	07/02/10	0.910	2,000,901
2,000,000	Royal Bank of Scotland, Plc.	07/22/10	1.520	2,000,000
2,000,000	UBS AG	07/23/10	1.760	2,000,000
	Total Certificates of Deposit			8,000,901

TOTAL INVESTMENTS AT AMORTIZED COST			72.3%	$ 42,447,704
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			27.7	16,258,061
NET ASSETS			100.0%	$ 58,705,765

1
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date).
The yield shown represents the September 30, 2009 coupon or interest rate.

FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 820, Fair
Value Measurements and Disclosures ("ASC 820"), effective July 1, 2008. For net asset valuation determination purposes, various  inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

        —Level 1 – quoted prices in active markets for identical investments.

—Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 09/30/2009
Certificate of Participation	$ -	$ 900,000	-	$ 900,000
Education	-	6,656,083	-	6,656,083
General Obligations	-	9,606,741	-	9,606,741
Government Collateral	-	8,058,979	-	8,058,979
Health Care	-	4,125,000	-	4,125,000
Industrial	-	1,500,000	-	1,500,000
Transportation	-	1,600,000	-	1,600,000
Water/Sewer	-	2,000,000	-	2,000,000
Certificates of Deposit	-	8,000,901	-	8,000,901
Total	-	$42,447,704	-	$42,447,704

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc. Date of first use: 11/09

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the Registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the Registrant on this
     report is recorded, processed, summarized and
     reported within the time periods specified in
     the Securities and Exchange Commission's rules
     and forms.

(b) There were no significant changes in the
    Registrant's internal controls over financial
    reporting or in other factors that occurred
    during the Registrant’s last fiscal quarter
    that has materially affected, or is reasonably
    likely to materially affect, the Registrant’s
    internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of
   BBH Trust on behalf of: BBH Money Market Fund,
   and BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not
   contain any untrue statement of a material fact
   or omit to state a material fact necessary to
   make the statements made, in light of the
   circumstances under which such statements
   were made, not misleading with respect to
   the period covered by this report;

3. Based on my knowledge, the schedules of
   investments included in this report,
   fairly present in all material respects
   the investments of the Registrant as of
   the end of the fiscal quarter for which
   the report is filed;

4. The Registrant's other certifying officer and
   I are responsible for establishing and maintaining
   disclosure controls and procedures (as defined in
   Rule 30a-3(c) under the Investment Company Act of
   1940) and internal control over financial reporting
   (as defined in Rule 30a-3(d) under the Investment
   Company Act of 1940) for the Registrant and have:

    a.) designed such disclosure controls and
        procedures, or caused such disclosure controls
  and procedures to be designed under our
        supervision, to ensure that material information
        relating to the Registrant, including its
        consolidated subsidiaries, is made known to us by
  others within those entities, particularly during
  the period in which this report is being prepared;

    b.) designed such internal control over financial
        reporting, or caused such  internal control over
        financial reporting to be designed under our
        supervision, to provide reasonable assurance regarding
        the reliability of financial reporting and
        the preparation of financial statements for external
        purposes in accordance with generally accepted
  accounting principles;

   c.) evaluated the effectiveness of the Registrant's
 disclosure controls and procedures and presented in
       this report our conclusions about the effectiveness
       of the disclosure controls and procedures, as of a
 date within 90 days prior to the filing date of this
 report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that
       occurred during the Registrant's most recent fiscal
       quarter that has materially affected, or is reasonably
       likely to materially affect, the Registrant's
       internal control over financial reporting; and

5. The Registrant's other certifying officer and
   I have disclosed to the Registrant's auditors
   and the audit committee of the Registrant's
   board of directors (or persons performing
   the equivalent functions):

   a.  all significant deficiencies and material
            weaknesses in the design or operation of
            internal control over financial reporting
            which are reasonably likely to adversely
            affect the Registrant's ability to record,
            process, summarize, and report financial
            information; and

   b.  any fraud, whether or not material, that
       involves management or other employees who
       have a significant role in the Registrant's
       internal control over financial reporting.

Date: 11/24/2009

       /s/ John A. Gehret
                    =======================
                        John A. Gehret
               President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH
   Trust on behalf of: BBH Money Market Fund,
   and BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not
   contain any untrue statement of a material
   fact or omit to state a material fact
   necessary to make the statements made,
   in light of the circumstances under
   which such statements were made,
   not misleading with respect to  the
   period covered by this report;

3. Based on my knowledge, the schedules of
   investments included in this report,
   fairly present in all material respects
   the investments of the Registrant as of
   the end of the fiscal quarter for which
   the report is filed;

4. The Registrant's other certifying officer
   and I are responsible for establishing and
   maintaining disclosure controls and procedures
  (as defined in Rule 30a-3(c) under the Investment
   Company Act of 1940) and internal control over
   financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the
   Registrant and have:

   a.) designed such disclosure controls and procedures,
            or caused such disclosure controls and procedures
            to be designed under our supervision, to ensure
 that material information relating to the Registrant,
 including its consolidated subsidiaries, is made known
            to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial
 reporting, or caused such internal control over
 financial reporting to be designed under our
                       supervision, to provide reasonable assurance
 regarding the reliability of financial reporting
       and the preparation of financial statements for
 external purposes in accordance with generally
       accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's
 disclosure controls and procedures and presented
       in this report our conclusions about the
            effectiveness of the disclosure controls
       and procedures, as of a date within 90 days
       prior to the filing date of this report
       based on such evaluation; and

   d.) disclosed in this report any change in the
Registrant's internal control over financial
                       reporting that occurred during the Registrant's
       most recent fiscal quarter that has materially
       affected, or is reasonably likely to materially
 affect, the Registrant's internal control
       over financial reporting; and

5. The Registrant's other certifying officer and
   I have disclosed to the Registrant's auditors
   and the audit committee of the Registrant's
   board of directors (or persons performing
   the equivalent functions):

   a.  all significant deficiencies and material
            weaknesses in the design or operation of
       internal control over financial reporting
       which are reasonably likely to adversely
       affect the Registrant's ability to record,
       process, summarize, and report financial
       information; and

   b.  any fraud, whether or not material, that
            involves management or other employees who
            have a significant role in the Registrant's
            internal control over financial reporting.

Date: 11/24/2009

       /s/ Charles H. Schreiber
                    ==========================
                          Charles H. Schreiber
                Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant)                                               BBH TRUST
                                                             ---------------------------

By (Signature and Title)*       /s/ John A. Gehret
                                      ---------------------------
                                           John A. Gehret
                                President - Principal Executive Officer

Date: 11/24/2009

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)*       /s/ John A. Gehret
                                      ---------------------------
                                           John A. Gehret
                                President - Principal Executive Officer

Date: 11/24/2009

By (Signature and Title)*       /s/ Charles H. Schreiber
                                     ------------------------------
                                          Charles H. Schreiber
                                Treasurer - Principal Financial Officer

Date: 11/24/2009

* Print name and title of each signing
officer under his or her signature.